INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Currently Payable:
Federal	$ 123,257	$ 181,029	$ 115,077
State and local	28,580	44,646	30,441
Foreign	10,808	17,336	21,095
Total current payable	162,645	243,011	166,613
Net Deferred:
Federal	(2,249)	(8,561)	6,242
State and local	(3,223)	(3,657)	118
Foreign	(389)	(941)	999
Total net deferred	(5,861)	(13,159)	7,359
Income Tax Expense (Benefit), Total	$ 156,784	$ 229,852	$ 173,972